Note 5 - Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
5.

CONVERTIBLE PROMISSORY NOTES

2016
Notes

From
June
2016
through
April
2017,
the Company issued an aggregate of
$4,795,088
in convertible promissory notes to various investors (the
“2016
Notes”).

On
January
2,
2020,
there was a judgement issued by the District Court of Harris County, Texas, pursuant to an agreement reached between the Company and an investor in the
2016
Notes. Under the terms of the judgements, the Company paid an investor in the
2016
Notes, the principal investment of
$1,200,000,
accrued interest of
$242,236,
and legal fees of
$5,000.
The
$1,447,236
obligatory payment accrued interest at
5.5%
per annum until paid, (including accrued interest of
$79,840
subsequent to the judgement).

On
December 10, 2020,
Reviva executed an amendment to the
2016
Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the
2016
Notes (with the exception of
$1,200,000
principal on
one
note which was repaid in cash subsequent to the Business Combination) automatically converted into
3,788,461
shares of Reviva common stock at a conversion price equal to
$1.329698.
On consummation of the Business Combination, these shares converted into
576,836
shares of the Company's common stock. The holders have
no
further rights under the
2016
notes.

2018
Notes

From
November
2018
through
January
2019,
the Company issued an aggregate of
$275,000
in convertible promissory notes to various investors (the
“2018
notes).

On
December 10, 2020,
Reviva executed an amendment to the
2018
Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the
2018
Notes automatically converted into
370,811
shares of Reviva common stock at a conversion price equal to
$0.831018
for each holder of the
2018
Notes who purchased at least
$50,000
in aggregate principal amount of
2018
Notes or (ii)
$1.330045
for each holder of the
2018
Notes who purchased less than
$50,000
in aggregate principal amount of
2018
Notes. On consummation of the Business Combination, these shares converted into
56,461
shares of the Company's common stock. The holders have
no
further rights under the
2018
notes.

2020
Notes

From
March
through
May
2020,
the Company issued an aggregate of
$610,000
in convertible promissory notes to various investors (
“2020
Notes”).

On
December 10, 2020,
Reviva executed an amendment to the
2020
Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the
2020
Notes automatically converted into
744,916
shares of Reviva common stock at a conversion price equal to
$0.831009
for each holder of the
2020
Notes who purchased at least
$50,000
in aggregate principal amount of the
2020
Notes or (ii)
$1.329770
for each holder of the
2020
Notes who purchased less than
$50,000
in aggregate principal amount of
2020
Notes. On consummation of the Business Combination, these shares converted into
113,422
shares of the Company's common stock. The holders have
no
further rights under the
2020
notes.

Between
August 2020
and
October 2020,
the Company issued and received an aggregate principal amount of
$500,000
in unsecured convertible promissory notes to certain investors to finance its ordinary course of administrative costs and expenses and other expenses incurred in connection with the consummation of the Business Combination. These notes were interest free. These notes provided that they automatically converted, immediately prior to consummation of the business combination, into
601,632
shares of Reviva common stock at a conversion rate equal to
$0.831063.

In addition, the Company entered into a contingent capital commitment with certain investors for
$2,000,000
(“Reviva Contingent Interim Period Notes”) that became effective upon consummation of the Business Combination. The Reviva Contingent Interim Period Notes were interest free. The Reviva Contingent Interim Period Notes provided that the notes automatically converted, immediately prior to consummation of the Business Combination, into
1,718,280
shares of Reviva common stock at a conversion price equal to
$1.163953.
On consummation of the Business Combination, these shares converted into
261,626
shares of the Company's common stock. The holders have
no
further rights under these notes.

6.
   CONVERTIBLE PROMISSORY NOTES

2016
Notes

From
June
2016
through
April
2017,
the Company issued an aggregate of
$4,795,088
in convertible promissory notes to various investors (the
“2016
Notes”). Upon next equity financing close of at least
$5,000,000,
(“Qualified Financing”), the
2016
Notes were to be converted if the entire balance had
not
been paid, at which time the then outstanding balance and accrued interest was to automatically be cancelled and converted into that number of conversion shares at a price equal to the lower of either (i) a
20%
discount to the price paid by investors in the qualified financing (“Qualified Financing Event Share Price”), or (ii) an
$85,000,000
pre-offering valuation divided by the number of shares of the Company's common stock outstanding on a fully diluted basis immediately prior to the closing of such a qualified financing event.

Interest was initially accrued at
8%
per annum and was scheduled to be paid in cash at maturity date. The
2016
Notes were scheduled to mature
twelve
 months from the dates of issue. The
2016
Notes were neither converted nor paid back, and therefore were in default since
2017
and were accruing interest at a default rate of
12%
per annum. As of
December
31,
2019,
the Company owed
$3,490,087
and
$1,192,496
as principle and accrued interest, respectively.

The original stated conversion term for the
2016
Notes created a contingent BCF that was
not
measurable due to a contingency in the conversion mechanics that would allow a conversion to take place at the lower of either a
20%
discount to the Qualified Financing Event Share Price or a
$85
 million valuation. Consequently, the BCF would have been recognized as additional interest expense had the conversion taken place under the original terms of the
2016
Notes.

On
December 10, 2020,
Reviva executed an amendment to the
2016
Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the
2016
Notes (with the exception of
$1,200,000
principal on
one
note which was repaid in cash subsequent to the Business Combination) automatically converted into
3,788,461
shares of Reviva common stock at a conversion price equal to
$1.329698.
On consummation of the Business Combination, these shares converted into
576,836
shares of the Company's common stock. The holders have
no
further rights under the
2016
notes. The Company evaluated whether there was a BCF to be recognized at the time of conversion and determined that there was none.

On
January
2,
2020,
there was a judgement issued by the District Court of Harris County, Texas, pursuant to an agreement reached between the Company and an investor in the
2016
Notes. Under the terms of the judgements, the Company was obligated to repay an investor of the
2016
Notes, the principal investment of
$1,200,000,
accrued interest of
$242,236,
and legal fees of
$5,000.
The
$1,447,236
obligatory payment accrued interest at
5.5%
per annum and was fully paid, (including accrued interest of
$79,840
subsequent to the judgement).

2018
Notes

From
November
2018
through
January
2019,
the Company issued an aggregate of
$275,000
in convertible promissory notes to various investors (the
“2018
notes”). Upon a Qualified Financing, the
2018
Notes could have been converted if the entire balance had
not
been paid. The principal and accrued interest of the
2018
notes would have automatically been converted into that number of shares at a price equal to a
20%
discount to the Qualified Financing event price (price paid by investors in the Qualified Financing).

Additionally, the holders of the
2018
notes were also eligible for an equivalent number of contingent warrants (i.e. as the number of converted shares), to purchase common stock (
“2018
Contingent Warrants”) with a strike price equal to the Qualified Financing event price with a maturity of
5
 years from the date of such a conversion event. These warrants are no
longer exercisable and were cancelled during the year ended
December
31,
2019.

Interest on the
2018
Notes accrued at
8%
per annum and was scheduled to be paid in cash at maturity unless converted. The
2018
Notes were scheduled to mature
six
 months from the date of issue with an option to extend the maturity by an additional six
 months with certain additional conversion privileges. Pursuant to the option, the maturity dates of all
2018
notes were extended an additional
six
 months. The
2018
Notes were neither converted nor paid back and continued to accrue interest at a default rate of
8%
per annum.

On
December 10, 2020,
Reviva executed an amendment to the
2018
Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the
2018
Notes automatically converted into
370,811
shares of Reviva common stock at a conversion price equal to
$0.831018
for each holder of the
2018
Notes who purchased at least
$50,000
in aggregate principal amount of
2018
Notes or (ii)
$1.330045
for each holder of the
2018
Notes who purchased less than
$50,000
in aggregate principal amount of
2018
Notes. On consummation of the Business Combination, these shares converted into
56,461
shares of the Company's common stock. The holders have
no
further rights under the
2018
notes. The conversion terms included in the amendment created a BCF of
$159,025
at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.

2020
Notes

From
March
through
May
2020,
the Company issued an aggregate of
$610,000
in convertible promissory notes to various investors (
“2020
Notes”). Upon a Qualified Financing, the
2020
Notes could be converted if the entire balance had
not
been paid. The principal and accrued interest of the
2020
notes was to automatically be converted into that number of shares at a price equal to a
20%
discount to the Qualified Financing event price (price paid by investors in the Qualified Financing).

Additionally, the holders of the
2020
Notes were also eligible for an equivalent number of warrants (i.e. as the number of converted shares), to purchase common stock (
“2020
contingent warrants”) with a strike price equal to the Qualified Financing event price with a maturity of
5
years from the date of such a conversion event. The holders of the
2020
Notes, for entering into the Notes agreement, were also eligible to receive common stock when the
2020
Notes were converted into preferred shares in a Qualified Financing event (
“2020
Contingent Stock”).

On
December 10, 2020,
Reviva executed an amendment to the
2020
Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the
2020
Notes automatically converted into
744,916
shares of Reviva common stock at a conversion price equal to
$0.831009
for each holder of the
2020
Notes who purchased at least
$50,000
in aggregate principal amount of the
2020
Notes or (ii)
$1.329770
for each holder of the
2020
Notes who purchased less than
$50,000
in aggregate principal amount of
2020
Notes. On consummation of the Business Combination, these shares converted into
113,422
shares of the Company's common stock. The holders have
no
further rights under the
2020
notes and the warrants issued in connection with the notes are no
longer exercisable. The conversion terms included in the amendment created a BCF of
$317,730
at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.

Between
August 2020
and
October 2020,
the Company issued and received an aggregate principal amount of
$500,000
in unsecured convertible promissory notes to certain investors to finance its ordinary course of administrative costs and expenses and other expenses incurred in connection with the consummation of the Business Combination. These notes were interest free. These notes provided that they automatically converted, immediately prior to consummation of the business combination, into
601,632
shares of Reviva common stock at a conversion rate equal to
$0.831063.
The conversion terms created a BCF of
$274,083
at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.

In addition, the Company entered into a contingent capital commitment with certain investors for
$2,000,000
(“Reviva Contingent Interim Period Notes”) that became effective upon consummation of the Business Combination. The Reviva Contingent Interim Period Notes were interest free. The Reviva Contingent Interim Period Notes provided that the notes automatically converted, immediately prior to consummation of the Business Combination, into
1,718,280
shares of Reviva common stock at a conversion price equal to
$1.163953.
On consummation of the Business Combination, these shares converted into
261,626
shares of the Company's common stock. The holders have
no
further rights under these notes. The conversion terms created a BCF of
$210,842
at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.